Other financial assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017
Other financial assets
Debt instruments held	£ 30,016	£ 27,510
Other financial assets.	59,485	51,929	£ 51,929
Equity Shares
Other financial assets
Other financial assets.	548	421
Equity Shares | VISA Inc
Other financial assets
Dividend income	1
Equity Shares | Tradeweb Markets LLC
Other financial assets
Dividend income	4
Loans
Other financial assets
Other financial assets.	904	56
MFVPL
Other financial assets
Debt instruments held	669
Other financial assets.	1,638
MFVPL | Other debt
Other financial assets
Debt instruments held	669
MFVPL | Equity Shares
Other financial assets
Other financial assets.	65
MFVPL | Loans
Other financial assets
Other financial assets.	904
FVOCI
Other financial assets
Debt instruments held	45,594
Other financial assets.	46,077
FVOCI | Central and local government | UK
Other financial assets
Debt instruments held	17,192
FVOCI | Central and local government | US
Other financial assets
Debt instruments held	11,767
FVOCI | Central and local government | Other
Other financial assets
Debt instruments held	11,329
FVOCI | Other debt
Other financial assets
Debt instruments held	5,306
FVOCI | Equity Shares
Other financial assets
Other financial assets.	483
FVOCI | Equity Shares | VISA Inc
Other financial assets
Other financial assets.	98
FVOCI | Equity Shares | Tradeweb Markets LLC
Other financial assets
Other financial assets.	89
Amortised cost
Other financial assets
Debt instruments held	11,770
Other financial assets.	11,770
Amortised cost | Central and local government | UK
Other financial assets
Debt instruments held	6,928
Amortised cost | Central and local government | US
Other financial assets
Debt instruments held	264
Amortised cost | Central and local government | Other
Other financial assets
Debt instruments held	120
Amortised cost | Other debt
Other financial assets
Debt instruments held	4,458
DFV
Other financial assets
Other financial assets.		190
DFV | Equity Shares
Other financial assets
Other financial assets.		134
DFV | Loans
Other financial assets
Other financial assets.		56
AFS
Other financial assets
Debt instruments held		43,681
Other financial assets.		43,968
AFS | Central and local government | UK
Other financial assets
Debt instruments held		17,656
AFS | Central and local government | US
Other financial assets
Debt instruments held		8,461
AFS | Central and local government | Other
Other financial assets
Debt instruments held		11,454
AFS | Other debt
Other financial assets
Debt instruments held		6,110
AFS | Equity Shares
Other financial assets
Other financial assets.		287
Loans and receivables
Other financial assets
Debt instruments held		3,643
Other financial assets.		3,643
Loans and receivables | Other debt
Other financial assets
Debt instruments held		3,643
Held-to-maturity
Other financial assets
Debt instruments held		4,128
Other financial assets.		4,128
Held-to-maturity | Central and local government | UK
Other financial assets
Debt instruments held		4,128
Debt securities
Other financial assets
Debt instruments held	58,033	51,452
Debt securities | Central and local government | UK
Other financial assets
Debt instruments held	24,120	21,784
Debt securities | Central and local government | US
Other financial assets
Debt instruments held	12,031	8,461
Debt securities | Central and local government | Other
Other financial assets
Debt instruments held	11,449	11,454
Debt securities | Other debt
Other financial assets
Debt instruments held	£ 10,433	£ 9,753